OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capital improvements in progress	$ 591	$ 10,099
Collateral deposits on swap agreements	10,368	398
Value of acquired charter-out contracts, net	7,607	10,503
Other	566	961
Total other long-term assets	$ 19,132	$ 21,961